Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,511	$ 1,057	$ 4,343	$ 1,755
Professional services
Disaggregation of Revenue [Line Items]
Total revenue	1,511	883	4,343	1,415
Compute and other services
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 174	$ 0	$ 340